UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05296

Exact name of registrant as specified in charter:	High Yield Income Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	8/31/2005

Date of reporting period:	5/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

Schedule of Investments as of May 31, 2005 (Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 134.5%
ASSET BACKED SECURITIES 0.1%
Continental Airlines, Inc., Pass-thru Certs., Ser. 1998-1, Class B	Ba2	6.748%	3/15/17	$97	(g)
Total asset backed securities (cost $70,116)						76,351

CORPORATE BONDS 130.0%
Aerospace/Defense 3.0%
Alliant Techsystems, Inc., Sr. Sub. Notes	B2	8.50	5/15/11	200	(g)	210,250
Argo-Tech Corp., Sr. Notes	B3	9.25	6/1/11	55		59,400
BE Aerospace, Inc., Sr. Sub. Notes, Ser. B	Caa2	8.00	3/1/08	50	(g)	50,000
Sr. Sub. Notes, Ser. B	Caa2	8.875	5/1/11	235	(g)	239,700
Esterline Technologies Corp., Sr. Sub. Notes	B1	7.75	6/15/13	300	(g)	319,500
K&F Acquisition, Inc., Sr. Sub. Notes	Caa1	7.75	11/15/14	150	(j)	150,000
L-3 Communications Corp., Sr. Sub. Notes	Ba3	7.625	6/15/12	325	(g)	344,500
Sequa Corp., Sr. Notes, Ser. B	B1	8.875	4/1/08	200	(g)	214,000
Standard Aerospace Holdings, Inc., Sr. Sub. Notes	Caa1	8.25	9/1/14	125	(j)	130,937
TransDigm, Inc., Sr. Sub. Notes	B3	8.375	7/15/11	180	(g)	187,200

						1,905,487

Airlines 0.4%
AMR Corp., Debs.	Caa2	10.00	4/15/21	125	(g)	82,500
M.T.N., Ser. B	Caa2	10.40	3/10/11	100	(g)	75,000
Delta Air Lines, Inc., Notes	Ca	8.30	12/15/29	340	(g)	95,200
Northwest Airlines Corp., Sr. Notes	Caa1	10.00	2/1/09	25		13,125

						265,825

Automotive 4.1%
ArvinMeritor, Inc., Notes	Ba1	8.75	3/1/12	495		495,000
Ford Motor Credit Co., Notes	Baa2	7.875	6/15/10	150		147,375
General Motors Acceptance Corp., Notes	Baa2	6.125	9/15/06	350		348,778
Notes	Baa2	6.875	8/28/12	225		194,063
Notes	Baa2	6.75	12/1/14	100		84,818
Lear Corp., Sr. Notes, Ser. B	Baa3	8.11	5/15/09	250		255,515
Navistar International Corp., Sr. Notes	Ba3	7.50	6/15/11	120	(g)	122,100
Tenneco Automotive, Inc., Sr. Sub. Notes	B2	8.625	11/15/14	175		168,875
TRW Automotive, Inc., Sr. Notes	Ba3	9.375	2/15/13	331	(g)	357,480

Schedule of Investments as of May 31, 2005 (Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Sr. Sub. Notes	B1	11.00%	2/15/13	$50	(g)	54,750
Visteon Corp., Sr. Notes	B3	8.25	8/1/10	250	(g)	231,250
Sr. Notes	B3	7.00	3/10/14	205	(g)	171,175

						2,631,179

Banking 0.7%
Halyk Bank of Kazakhstan, Notes (Kazakhstan)	Baa2	8.125	10/7/09	100	(c)(j)	103,250
Kazkommerts International BV (Netherlands), Gtd. Notes	Baa2	8.50	4/16/13	205	(c)(j)	212,944
Notes	Baa2	7.00	11/3/09	105	(c)(g)(j)	104,475

						420,669

Building Materials & Construction 2.2%
Beazer Homes USA, Inc., Sr. Notes	Ba1	8.625	5/15/11	110	(g)	116,325
D.R. Horton, Inc., Sr. Notes	Ba1	8.00	2/1/09	375	(g)	407,941
Sr. Notes	Ba1	5.625	1/15/16	300		292,707
KB HOME, Sr. Notes	Ba1	6.375	8/15/11	150	(g)	154,375
Sr. Sub. Notes	Ba2	8.625	12/15/08	160	(g)	174,318
Nortek, Inc., Sr. Sub. Notes	Caa1	8.50	9/1/14	300		268,500

						1,414,166

Cable 4.6%
Callahan Nordrhein Westfalen (Germany), Sr. Disc. Notes, Zero Coupon (until 7/15/05) (cost $331,230; purchased 6/29/00)	NR	Zero	7/15/10	500	(a)(c)(g)(h)	45,000
Charter Communciations Operating LLC, Sr. Notes	B2	8.375	4/30/14	100	(j)	100,250
Charter Communications Holdings II, Sr. Notes	Caa1	10.25	9/15/10	325		329,875
Charter Communications Holdings LLC, Sr. Disc. Notes, Zero Coupon (until 5/15/06)	Ca	Zero	5/15/11	500	(g)	323,750
Sr. Notes	Ca	10.75	10/1/09	100		77,500
Sr. Notes	Ca	10.25	1/15/10	195		143,812
Sr. Notes	Ca	11.125	1/15/11	400		298,000
Sr. Notes	Ca	10.00	5/15/11	200		145,500
CSC Holdings, Inc., Sr. Notes	B1	7.875	12/15/07	350	(g)	365,313
Sr. Notes, Ser. B	B1	8.125	7/15/09	50	(g)	53,125
Sr. Sub. Notes, Ser. B	B1	7.625	4/1/11	100	(g)	106,000
Kabel Deutschland GmbH, Sr. Notes, (Germany)	B2	10.625	7/1/14	200	(c)(j)	213,500

Schedule of Investments as of May 31, 2005 (Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
NTL Cable PLC (United Kingdom), Sr. Notes	B3	8.141%	10/15/12	$750	(c)(j)(k)	765,000

						2,966,625

Capital Goods 7.4%
ALH Finance LLC, Sr. Sub. Notes	B3	8.50	1/15/13	300		280,500
Allied Waste North America, Inc., Sr. Notes	B2	8.50	12/1/08	135	(g)	140,737
Sr. Notes	B2	5.75	2/15/11	450	(g)	419,625
Sr. Notes	B2	7.25	3/15/15	95	(g)(j)	91,675
Sr. Sec’d. Notes, Ser B.	B2	9.25	9/1/12	167	(g)	179,525
Blount, Inc., Sr. Sub. Notes	Caa1	8.875	8/1/12	300	(g)	313,500
Case New Holland, Inc., Sr. Notes	Ba3	9.25	8/1/11	230	(g)(j)	242,650
Flowserve Corp., Sr. Sub. Notes	B2	12.25	8/15/10	250	(g)	268,125
Great Lakes Dredge & Dock Corp., Sr. Sub. Notes, Ser. B	Caa3	7.75	12/15/13	90		69,300
Invensys PLC, Sr. Notes (United Kingdom)	B3	9.875	3/15/11	130	(c)(g)(j)	122,525
JohnsonDiversey Holdings, Inc., Sr. Disc. Notes, Zero Coupon (until 5/15/07)(cost $311,637; purchased 3/9/04)	Caa1	Zero	5/15/13	350	(g)(h)	248,500
Joy Global, Inc., Sr. Sub. Notes, Ser. B	Ba2	8.75	3/15/12	350		392,000
Manitowoc Co., Inc. (The), Sr. Sub. Notes	B2	10.50	8/1/12	260		291,200
Mueller Group, Inc., Sr. Sub. Notes	Caa1	10.00	5/1/12	115		120,750
Rexnord Corp., Sr. Sub. Notes	B3	10.125	12/15/12	225	(g)	240,750
Stena AB (Sweden), Sr. Notes	Ba3	9.625	12/1/12	100	(c)(g)	109,250
Sr. Notes	Ba3	7.50	11/1/13	275	(c)(g)	268,813
Terex Corp., Sr. Sub. Notes	B3	9.25	7/15/11	50	(g)	54,000
Sr. Sub. Notes	B3	7.375	1/15/14	275	(g)(j)	281,875
Sr. Sub. Notes, Ser. B	B3	10.375	4/1/11	240	(g)	260,400
UCAR Finance, Inc., (cost $73,815; purchased 2/14/03)	B2	10.25	2/15/12	75	(g)(h)	77,625
United Rentals North America, Inc., Sr. Sub. Notes	B2	7.75	11/15/13	275	(g)	272,250

						4,745,575

Chemicals 12.8%
BCI Finance Corp., Sr. Sec’d. Notes	B3	8.78	7/15/10	275	(j)(k)	275,000
Borden U.S. Finance Corp., Sr. Sec’d. Notes	B3	7.891	7/15/10	500	(g)(j)(k)	497,500
Equistar Chemicals Funding LP, Notes (cost $141,943; purchased 5/5/03)	BB-(e)	6.50	2/15/06	140	(g)(h)	140,700

Schedule of Investments as of May 31, 2005 (Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Sr. Notes	B2	10.125%	9/1/08	$215		233,275
Sr. Notes	B2	10.625	5/1/11	85	(g)	93,713
Hercules, Inc., Debs. (cost $607,250; purchased 5/7/03)	Ba1	6.60	8/1/27	600	(g)(h)	606,000
Sr. Notes	Ba2	11.125	11/15/07	125	(g)	141,250
Huntsman Advanced Materials, Inc., Sr. Sec’d. Notes, Ser. L	Ba3	11.00	7/15/10	360	(j)	410,400
Huntsman ICI Chemicals LLC, Sr. Sub. Notes	B3	10.125	7/1/09	42		43,575
Huntsman International LLC, Sr. Notes	B2	9.875	3/1/09	680	(g)	727,600
Huntsman LLC, Sr. Sec’d. Notes	B1	11.625	10/15/10	450	(g)	517,500
IMC Global, Inc., Debs.,	B1	6.875	7/15/07	300	(g)	300,000
Sr. Notes	Ba3	10.875	8/1/13	300		349,500
Sr. Notes, Ser. B	Ba3	11.25	6/1/11	200		221,000
Sr. Notes, Ser. B	Ba3	10.875	6/1/08	100	(g)	111,500
Sr. Notes, Ser. B	Ba3	11.25	6/1/11	100	(g)	110,500
ISP Chemco, Inc., Notes, Ser. B	B1	10.25	7/1/11	485	(g)	522,587
Koppers, Inc., Sr. Sec’d. Notes	B2	9.875	10/15/13	455		484,575
Lyondell Chemical Co., Sr. Sec’d. Notes	B1	9.50	12/15/08	850		903,125
Sr. Sec’d. Notes	B1	10.50	6/1/13	224		255,640
Sr. Sec’d., Ser. B	B1	9.875	5/1/07	30	(g)	30,750
Nalco Co., Sr. Notes	B2	7.75	11/15/11	140		146,300
Sr. Sub. Notes	Caa1	8.875	11/15/13	235		245,575
PQ Corp., Gtd. Notes	B3	7.50	2/15/13	275	(j)	265,375
Rhodia SA (France), Sr. Notes	B3	10.25	6/1/10	125	(c)(g)	133,125
Sr. Sub. Notes	Caa1	8.875	6/1/11	140	(c)	134,400
Rockwood Specialties, Inc., Sr. Sub. Notes (cost $160,500; purchased 4/26/04)	B3	10.625	5/15/11	150	(h)	160,500
Westlake Chemical Corp., Sr. Notes	Ba2	8.75	7/15/11	140	(g)	151,900

						8,212,865

Consumer 1.8%
Coinmach Corp., Sr. Notes	B3	9.00	2/1/10	114		116,850
K2, Inc., Sr. Notes	Ba3	7.375	7/1/14	150		156,000
Levi Strauss & Co., Sr. Notes	Caa3	12.25	12/15/12	275		298,375
Propex Fabrics, Inc., Sr. Notes	Caa1	10.00	12/1/12	275		258,500
Rayovac Corp., Sr. Sub. Notes	B3	8.50	10/1/13	80	(g)	83,400
Service Corp. International, Inc., Notes	Ba3	6.50	3/15/08	25		25,563
Sr. Notes	Ba3	6.00	12/15/05	235	(g)	235,881

						1,174,569

Schedule of Investments as of May 31, 2005 (Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Electric 11.4%
AES Corp., Sr. Notes	B1	9.50%	6/1/09	$75	(g)	83,250
Sr. Notes	B1	9.375	9/15/10	700		787,500
Sr. Notes	Ba3	8.75	5/15/13	90	(j)	99,900
AES Eastern Energy LP, Pass-Through Cert., Ser 1999-A	Ba1	9.00	1/2/17	213	(g)	243,727
Allegheny Energy Supply Co., LLC, Notes	B2	8.25	4/15/12	95	(g)(j)	103,431
Aquila, Inc., Sr. Notes	B2	9.95	2/1/11	195	(g)	208,650
Calpine Corp., Sr. Sec’d. Notes	Caa1	8.75	7/15/13	785	(g)(j)	555,387
CMS Energy Corp., Sr. Notes	B1	7.50	1/15/09	120	(g)	124,500
Dynegy Holdings, Inc., Debs.	Caa2	7.125	5/15/18	50		45,000
Debs.	Caa2	7.625	10/15/26	75		66,750
Sr. Notes	Caa2	6.875	4/1/11	75		71,250
Sr. Sec’d. Notes	B3	9.875	7/15/10	20	(j)	21,750
Sr. Sec’d. Notes	B3	10.125	7/15/13	340	(g)(j)	377,400
Edison Mission Energy, Sr. Notes	B1	7.73	6/15/09	275	(g)	286,000
Empresa Nacional de Electricidad (Chile), Notes	Ba1	8.35	8/1/13	670	(c)(g)	767,740
Homer City Funding LLC, Sr. Sec’d. Bonds	Ba2	8.137	10/1/19	144	(g)	155,520
Midland Funding Corp., Debs., Ser. B	Ba3	13.25	7/23/06	305	(g)	325,218
Midland Funding Corp. II, Deb., Ser. A	Ba3	11.75	7/23/05	136	(g)	137,190
Midwest Generation LLC, Pass-thru Certs., Ser. A (cost $200,488; purchased 11/20/03)	B1	8.30	7/2/09	195	(g)(h)	202,800
Pass-thru Certs., Ser. B	B1	8.56	1/2/16	40		43,400
Sr. Sec’d. Notes	B1	8.75	5/1/34	325	(g)	362,375
Mirant Corp., Sr. Notes		7.40	7/15/49	75	(a)(j)	58,125
Mission Energy Holding Co., Sr. Sec’d. Notes	B2	13.50	7/15/08	75	(g)	88,500
Nevada Power Co., Gen. Ref. Mtge., Notes, Ser. E	Ba2	10.875	10/15/09	15		16,837
Gen. Ref. Mtge., Notes, Ser. I	Ba2	6.50	4/15/12	130		132,925
NoteCo Ltd., Notes, Ser. B, F.R.N. (United Kingdom)	NR	6.92	6/30/25	GBP 11	(a)(k)	25,378
NRG Energy, Inc., Sr. Sec’d. Notes	B1	8.00	12/15/13	$426	(g)(j)	449,430
Orion Power Holdings, Inc., Sr. Notes	B2	12.00	5/1/10	370	(g)	442,150
Reliant Resources, Inc., Sr. Sec’d. Notes	B1	9.50	7/15/13	400	(g)	436,000
Sierra Pacific Resources, Inc., Sr. Notes	B2	8.625	3/15/14	95		102,838
TECO Energy, Inc., Notes	Ba2	7.50	6/15/10	400	(g)	427,000
UtiliCorp Canada Finance Corp., (Canada) Gtd. Notes	B2	7.75	6/15/11	40	(c)	40,200

						7,288,121

Schedule of Investments as of May 31, 2005 (Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Energy - Other 5.1%
Chesapeake Energy Corp., Sr. Notes	Ba3	7.00%	8/15/14	$150	(g)	158,250
Sr. Notes	Ba3	6.375	6/15/15	200	(g)(j)	204,000
Sr. Notes	Ba3	6.875	1/15/16	200	(g)	209,000
Encore Acquisition Co., Sr. Sub. Notes	B2	6.25	4/15/14	75		73,125
Evergreen Resources, Inc., Sr. Sub. Notes	Baa3	5.875	3/15/12	225	(g)	219,673
Forest Oil Corp., Sr. Notes	Ba3	8.00	6/15/08	100	(g)	106,000
Sr. Notes	Ba3	8.00	12/15/11	95	(g)	104,025
Hanover Equipment Trust,
Sr. Sec’d. Notes, Ser. A	B2	8.50	9/1/08	105	(g)	108,675
Sr. Sec’d. Notes, Ser. B	B2	8.75	9/1/11	125	(g)	129,687
Houston Exploration Co., Sr. Sub. Notes	B2	7.00	6/15/13	100	(g)	102,250
Magnum Hunter Resources, Inc., Sr. Notes	B2	9.60	3/15/12	23	(g)	25,300
Newfield Exploration Co., Sr. Sub. Notes	Ba3	8.375	8/15/12	100	(g)	108,500
Sr. Sub. Notes	Ba3	6.625	9/1/14	75		76,688
Parker Drilling Co., Sr. Notes	B2	9.625	10/1/13	450	(g)	506,250
Sr. Notes, Ser. B	B2	10.125	11/15/09	88		92,510
Premcor Refining Group, Inc., Sr. Notes	Ba3	6.75	2/1/11	100	(g)	106,500
Sr. Notes	Ba3	9.50	2/1/13	235	(g)	268,487
Sr. Notes	Ba3	6.75	5/1/14	85	(g)	90,100
Sr. Sub. Notes	B2	7.75	2/1/12	125		135,000
Pride International, Inc., Sr. Notes	Ba2	7.375	7/15/14	125	(g)	137,188
Vintage Petroleum, Inc., Sr. Sub. Notes	B1	7.875	5/15/11	275	(g)	290,125

						3,251,333

Foods 3.5%
Agrilink Foods, Inc., Sr. Sub. Notes (cost $20,076; purchased 4/11/00)	B3	11.875	11/1/08	21	(g)(h)	21,735
Ahold Finance USA, Inc., Gtd. Notes	Ba2	8.25	7/15/10	75	(g)	81,750
Carrols Corp., Sr. Sub. Notes	B3	9.00	1/15/13	175	(g)(j)	177,625
Del Monte Corp., Sr. Sub. Notes	B2	8.625	12/15/12	250	(g)	272,500
Sr. Sub. Notes	B2	6.75	2/15/15	625	(j)	623,437
Delhaize America, Inc., Notes	Ba1	8.125	4/15/11	125	(g)	139,600
Dole Food, Inc.,
Sr. Notes	B2	8.625	5/1/09	115		121,900
Sr. Notes	B2	7.25	6/15/10	100		101,500
Sr. Notes	B2	8.875	3/15/11	41		43,665
Dominos, Inc., Sr. Sub. Notes	B2	8.25	7/1/11	73	(g)	76,650
Pathmark Stores, Inc., Sr. Sub. Notes	Caa1	8.75	2/1/12	140	(g)	136,500
Smithfield Foods, Inc.,

Schedule of Investments as of May 31, 2005 (Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Sr. Notes	Ba2	7.00%	8/1/11	$125		130,938
Sr. Notes	Ba2	7.75	5/15/13	200	(g)	218,000
Stater Brothers Holdings, Inc., Sr. Notes	B1	8.125	6/15/12	75	(g)	72,938

						2,218,738

Gaming 6.9%
Argosy Gaming Co., Sr. Sub. Notes	Ba3	9.00	9/1/11	75	(g)	82,312
Aztar Corp., Sr. Sub. Notes	Ba3	7.875	6/15/14	210	(g)	221,025
Boyd Gaming Corp., Sr. Sub. Notes	B1	8.75	4/15/12	200	(g)	217,000
Isle of Capri Casinos, Inc., Sr. Sub. Notes	B2	9.00	3/15/12	110	(g)	118,800
Sr. Sub. Notes	B2	7.00	3/1/14	50		49,125
Kerzner International Ltd. (Bahamas), Sr. Sub. Notes	B2	8.875	8/15/11	315	(c)(g)	337,050
Mandalay Resort Group, Sr. Notes	Ba2	9.50	8/1/08	250	(g)	277,500
MGM MIRAGE, Sr. Notes	Ba2	6.00	10/1/09	825	(g)	823,969
Sr. Sub. Notes	Ba3	9.75	6/1/07	480	(g)	519,000
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	6.375	7/15/09	150	(g)	151,875
Sr. Sub. Notes	Ba3	8.00	4/1/12	175	(g)	187,687
Sr. Sub. Notes	Ba3	7.125	8/15/14	50		51,063
Park Place Entertainment Corp., Sr. Notes	Ba1	7.50	9/1/09	610	(g)	666,425
Sr. Sub. Notes	Ba2	8.125	5/15/11	85	(g)	96,581
Penn National Gaming, Inc., Sr. Sub. Notes	B3	6.75	3/1/15	150	(j)	146,250
Station Casinos, Inc., Sr. Notes	Ba3	6.00	4/1/12	200	(g)	200,500
Wynn Las Vegas LLC, Frist Mtge., Bonds	B2	6.625	12/1/14	250	(g)(j)	240,000

						4,386,162

Healthcare & Pharmaceutical 10.2%
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25	12/15/12	100	(g)(j)	95,000
Concentra Operating Corp., Sr. Sub. Notes	B3	9.50	8/15/10	275	(g)	287,375
Coventry Health Care, Inc., Sr. Notes	Ba1	8.125	2/15/12	200		215,000
Elan Finance PLC (Ireland), Sr. Notes	B3	7.75	11/15/11	100	(c)(j)	86,500
HCA, Inc., Deb.	Ba2	8.36	4/15/24	100		110,785
Deb.	Ba2	7.50	11/15/95	150	(g)	145,213
Notes	Ba2	7.50	11/6/33	100	(g)	104,888
HEALTHSOUTH Corp., Sr. Notes	NR	6.875	6/15/05	100	(g)	100,000

Schedule of Investments as of May 31, 2005 (Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Sr. Notes	NR	8.50%	2/1/08	$200		202,000
Sr. Notes	NR	7.625	6/1/12	275		264,000
Sr. Sub. Notes	NR	10.75	10/1/08	150		154,875
Inverness Medical Innovations, Inc., Sr. Sub. Notes	Caa1	8.75	2/15/12	165		160,050
Magellan Health Services, Inc., Sr. Notes	B3	9.375	11/15/08	831	(g)	882,811
MedCo Health Solutions, Inc., Sr. Notes	Ba1	7.25	8/15/13	145	(g)	162,466
Medical Device Manufacturing, Inc., Sr. Sub. Notes	Caa1	10.00	7/15/12	300	(j)	318,000
MedQuest, Inc., Sr. Sub. Notes	Caa1	11.875	8/15/12	275	(g)	275,000
Omega Healthcare Investors, Inc., Notes	B1	6.95	8/1/07	275	(g)	279,812
Sr. Notes	B1	7.00	4/1/14	100	(g)	99,750
Res-Care, Inc., Sr. Notes	B2	10.625	11/15/08	335	(g)	353,425
Select Medical Corp., Sr. Sub. Notes	B3	7.625	2/1/15	150	(j)	148,125
Senior Housing Properties Trust, Sr. Notes	Ba2	8.625	1/15/12	150	(g)	164,250
Tenet Healthcare Corp., Sr. Notes	B3	6.375	12/1/11	75	(g)	72,000
Sr. Notes	B3	6.50	6/1/12	110	(g)	105,050
Vanguard Health Holding Co. II LLC, Sr. Sub. Notes	Caa1	9.00	10/1/14	250		270,000
Ventas Realty LP, Sr. Notes	Ba3	8.75	5/1/09	280		303,100
Sr. Notes	Ba3	6.75	6/1/10	200	(j)	204,000
Sr. Notes	Ba3	9.00	5/1/12	145	(g)	164,575
Sr. Notes	Ba3	6.625	10/15/14	150		149,250
Sr. Notes	Ba3	7.125	6/1/15	125	(j)	127,500
Warner Chilcott Corp., Sr. Sub. Notes	Caa1	8.75	2/1/15	525	(j)	506,625

						6,511,425

Lodging 5.5%
Felcore Lodging LP, Sr. Notes	B1	6.874	6/1/11	125	(k)	128,438
Sr. Notes	B1	9.00	6/1/11	150	(g)	159,750
Felcore Suites LP, Gtd. Notes	B1	7.625	10/1/07	125	(g)	129,844
HMH Properties, Inc., Sr. Notes, Ser. B	Ba3	7.875	8/1/08	64		65,120
Host Marriott LP, Sr. Notes, Ser. I	Ba3	9.50	1/15/07	275	(g)	292,875
Sr. Notes, Ser. J	Ba3	7.125	11/1/13	400		412,000
Sr. Notes, Ser. L	Ba3	7.00	8/15/12	200		205,500
ITT Corp., Debs.	Ba1	7.375	11/15/15	150	(g)	164,812
Notes	Ba1	6.75	11/15/05	90	(g)	90,788
John Q. Hammons Hotels, Inc., Notes, First Mtge., Ser. B	B2	8.875	5/15/12	100		108,750
La Quinta Inns, Inc., Sr. Notes	Ba3	7.40	9/15/05	445	(g)	448,338

Schedule of Investments as of May 31, 2005 (Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
La Quinta Properties, Inc., Sr. Notes	Ba3	8.875%	3/15/11	$100	(g)	108,000
Royal Caribbean Cruises Ltd. (Liberia), Sr. Notes	Ba1	8.00	5/15/10	350	(c)(g)	385,000
Sr. Notes	Ba1	6.875	12/1/13	75	(c)(g)	78,562
Sr. Notes	Ba1	7.50	10/15/27	50	(c)(g)	52,000
Starwood Hotels & Resorts Worldwide, Inc., Sr. Notes	Ba1	7.375	5/1/07	570	(g)	594,225
Sr. Notes	Ba1	7.875	5/1/12	70	(g)	78,312

						3,502,314

Media & Entertainment 10.1%
AMC Entertainment, Inc., Sr. Sub. Notes	B2	8.625	8/15/12	275	(g)(j)	287,375
Sr. Sub. Notes	B3	8.00	3/1/14	100		90,500
American Color Graphics, Inc., Sr. Sec’d. Notes	Caa3	10.00	6/15/10	55	(g)	35,269
CanWest Media, Inc. (Canada), Sr. Notes, Ser. B	Ba3	7.625	4/15/13	60	(c)(g)	64,200
Sr. Sub. Notes	B2	10.625	5/15/11	225	(c)(g)	245,531
Dex Media East LLC, Sr. Sub. Notes	B2	12.125	11/15/12	361	(g)	432,297
Dex Media West LLC, Sr. Sub. Notes	B2	9.875	8/15/13	460	(g)	525,550
Dex Media, Inc., Notes	B3	8.00	11/15/13	165		175,312
DirecTV Holdings LLC, Sr. Notes	Ba2	8.375	3/15/13	153	(g)	169,448
EchoStar DBS Corp., Sr. Notes	Ba3	9.125	1/15/09	152	(g)	162,070
Gray Television, Inc., Sr. Sub. Notes	B2	9.25	12/15/11	285	(g)	310,650
Intelsat Ltd. (Bermuda), Sr. Notes	B2	7.805	1/15/12	375	(c)(j)(k)	380,625
Intrawest Corp. (Canada), Sr. Notes	B1	7.50	10/15/13	150	(c)	151,500
LCE Acquisition Corp., Sr. Sub. Notes	B3	9.00	8/1/14	60	(j)	58,200
MediaNews Group, Inc., Sr. Sub. Notes	B2	6.875	10/1/13	200	(g)	194,000
Morris Publishing Co. LLC, Sr. Sub. Notes	Ba3	7.00	8/1/13	65		61,913
New Skies Satellites NV (Netherlands), Sr. Notes	B3	8.539	11/1/11	200	(c)(g)(j)(k)	202,000
PRIMEDIA, Inc., Sr. Notes	B2	8.643	5/15/10	200	(g)(k)	210,000
Quebecor Media, Inc. (Canada), Sr. Disc. Notes, Zero Coupon (until 7/15/06)	B2	Zero	7/15/11	400	(c)(g)	396,000
Rainbow National Services LLC, Sr. Notes	B3	8.75	9/1/12	125	(j)	137,344
RH Donnelley Finance Corp., Sr. Sub. Notes	B2	10.875	12/15/12	200	(g)(j)	231,500
Sinclair Broadcast Group, Inc., Sr. Sub. Notes	B2	8.75	12/15/11	165		174,900
Six Flags, Inc., Sr. Notes	Caa1	9.625	6/1/14	160	(g)	139,600

Schedule of Investments as of May 31, 2005 (Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Sun Media Corp. (Canada), Gtd. Notes	Ba3	7.625%	2/15/13	$400	(c)(g)	420,000
Susquehanna Media Co., Sr. Sub. Notes	B1	7.375	4/15/13	300	(g)	312,000
Universal City Florida Holding Co., Sr. Notes	B-(e)	7.96	5/1/10	400	(k)	416,000
Vail Resorts, Inc., Sr. Sub. Notes	B2	6.75	2/15/14	150		149,250
Vertis, Inc., Sr. Note, Ser. B	Caa1	10.875	6/15/09	115	(g)	112,125
Sr. Notes	B3	9.75	4/1/09	200	(g)	208,000

						6,453,159

Metals 5.8%
AK Steel Corp., Sr. Notes	B1	7.75	6/15/12	110	(g)	99,825
AK Steel Holdings Corp., Sr. Notes	B1	7.875	2/15/09	190	(g)	179,550
Arch Western Finance LLC, Sr. Notes	Ba3	6.75	7/1/13	200		204,000
Century Aluminum Co., Sr. Notes	B1	7.50	8/15/14	325	(g)	318,500
Foundation Coal Co., Gtd. Notes	B1	7.25	8/1/14	200		206,000
Ispat Inland ULC (Canada), Sr. Sec’d. Notes	Ba1	9.75	4/1/14	650	(c)	757,250
Novelis, Inc. (Canada), Sr. Notes	B1	7.25	2/15/15	525	(c)(j)	514,500
Oregon Steel Mills, Inc., First Mtge. Notes	B1	10.00	7/15/09	510		550,800
Russel Metals, Inc. (Canada), Sr. Notes	Ba3	6.375	3/1/14	265	(c)(g)	254,400
Ryerson Tull, Inc., Sr. Notes	B2	8.25	12/15/11	150		133,500
United States Steel Corp., Sr. Notes	Ba2	10.75	8/1/08	225	(g)	254,250
Sr. Notes	Ba2	9.75	5/15/10	150		163,875
Wise Metals Group LLC, Sr. Sec’d. Notes	B2	10.25	5/15/12	75		61,875

						3,698,325

Packaging 4.2%
AEP Industries, Inc., Sr. Notes	B2	7.875	3/15/13	215	(j)	214,726
Anchor Glass Container Corp., Sr. Sec’d. Notes, Ser. B	B2	11.00	2/15/13	180	(g)	144,900
Berry Plastics Corp., Sr. Sub. Notes	B3	10.75	7/15/12	275	(g)	298,375
Crown Cork & Seal Finance PLC (United Kingdom), Notes	B3	7.00	12/15/06	435	(c)(g)	445,875
Graham Packaging Co., Inc., Sr. Notes	Caa1	8.50	10/15/12	100	(j)	100,500
Sr. Sub. Notes	Caa2	9.875	10/15/14	250	(j)	248,125
Greif Brothers. Corp., Sr. Sub. Notes	B1	8.875	8/1/12	480		516,600

Schedule of Investments as of May 31, 2005 (Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Owens-Brockway Glass Container, Inc., Sr. Sec’d. Notes	B1	7.75%	5/15/11	$45	(g)	47,925
Sr. Sec’d. Notes	B1	8.75	11/15/12	485	(g)	533,500
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	125	(g)	125,000

						2,675,526

Paper 7.3%
Ainsworth Lumber Co. Ltd. (Canada), Sr. Notes	B2	6.84	10/1/10	400	(c)(k)	400,000
Boise Cascade LLC, Sr. Notes	B1	6.016	10/15/12	900	(g)(j)(k)	900,000
Bowater Finance Corp. (Canada), Notes	Ba3	7.95	11/15/11	25	(c)(g)	25,625
Caraustar Industries, Inc., Sr. Sub. Notes	Caa1	9.875	4/1/11	125		119,063
Cascades, Inc. (Canada), Sr. Notes	Ba3	7.25	2/15/13	250	(c)(g)(j)	243,750
Cellu Tissue Holdings, Inc., Sr. Sec’d. Notes	B2	9.75	3/15/10	300	(g)	302,250
Georgia-Pacific Corp., Debs.	Ba3	7.75	11/15/29	300	(g)	337,125
Notes, (cost $523,125; purchased 5/13/04)	Ba3	7.50	5/15/06	500	(g)(h)	513,750
Sr. Notes	Ba2	9.375	2/1/13	150	(g)	169,875
Jefferson Smurfit Corp., Sr. Notes	B2	8.25	10/1/12	400		393,000
Sr. Notes	B2	7.50	6/1/13	200		187,000
Mercer International, Inc., Sr. Notes	Caa1	9.25	2/15/13	100		83,000
Millar Western Forest Products Ltd. (Canada), Sr. Notes	B2	7.75	11/15/13	130	(c)	118,300
Norampac, Inc. (Canada), Sr. Notes	Ba2	6.75	6/1/13	200	(c)(g)	197,000
Norske Skog Canada Ltd. (Canada), Sr. Notes	Ba3	7.375	3/1/14	150	(c)(g)	140,250
Smurfit-Stone Container Corp., Sr. Notes	B2	9.25	2/1/08	226		233,345
Sr. Notes	B2	8.375	7/1/12	75		74,812
Tembec Industries, Inc. (Canada), Sr. Notes	B3	8.625	6/30/09	60	(c)	48,600
Sr. Notes	B3	7.75	3/15/12	265	(c)(g)	196,762

						4,683,507

Pipelines & Other 4.1%
El Paso Corp., Sr. Notes	Caa1	7.00	5/15/11	465	(g)	452,212
El Paso Production Holding Co., Sr. Notes	B3	7.75	6/1/13	325	(g)	337,188
Ferrellgas Partners LP, Sr. Notes	B2	8.75	6/15/12	100	(g)	98,000
Sr. Notes	Ba3	6.75	5/1/14	50		46,500
Inergy Finance Corp., Sr. Notes	B1	6.875	12/15/14	150	(j)	140,250

Schedule of Investments as of May 31, 2005 (Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Pacific Energy Partners LP, Sr. Notes	Ba2	7.125%	6/15/14	$100	(g)	104,000
Southern Natural Gas Co., Sr. Notes	B1	8.875	3/15/10	250	(g)	272,303
Tennessee Gas Pipeline Co., Debs.	B1	7.00	10/15/28	25	(g)	25,294
Debs.	B1	7.625	4/1/37	295	(g)	312,575
Debs. (cost $190,205; purchased 12/3/02)	B1	7.00	3/15/27	215	(g)(h)	221,044
TransMontaigne, Inc., Sr. Sub. Notes	B3	9.125	6/1/10	85	(g)	86,700
Williams Companies., Inc. (The), Notes	B1	7.125	9/1/11	200	(g)	214,000
Notes	B1	8.125	3/15/12	300	(g)	337,500

						2,647,566

Retailers 2.9%
Asbury Automotive Group, Inc., Sr. Sub. Notes	B3	8.00	3/15/14	100	(j)	95,250
AutoNation, Inc., Sr. Notes	Ba2	9.00	8/1/08	50	(g)	54,375
Group 1 Automotive, Inc., Sr. Sub. Notes	B1	8.25	8/15/13	300	(g)	301,500
J.C. Penney Co., Inc., Debs.	Ba1	7.40	4/1/37	610	(g)	637,450
Jean Coutu Group (PJC), Inc. (The) (Canada), Sr. Notes	B2	7.625	8/1/12	175	(c)	178,500
Sr. Sub. Notes	B3	8.50	8/1/14	90	(c)	87,525
Pantry, Inc., Sr. Sub. Notes	B3	7.75	2/15/14	175	(g)	175,875
Rite Aid Corp., Sr. Sec’d. Notes	B2	8.125	5/1/10	20		19,750
Saks, Inc., Notes	B1	7.00	12/1/13	175	(g)	158,812
Sonic Automotive, Inc., Sr. Sub. Notes	B2	8.625	8/15/13	110	(g)	107,938
Toys “R” Us, Inc., Notes	Ba2	7.875	4/15/13	25		22,375

						1,839,350

Technology 5.4%
Amkor Technology, Inc., Sr. Notes	B3	7.125	3/15/11	75		61,125
Flextronics International Ltd.
(Singapore), Sr. Sub. Notes	Ba2	6.50	5/15/13	150	(c)(g)	152,625
Sr. Sub. Notes	Ba2	6.25	11/15/14	375	(c)	373,125
Freescale Semiconductor, Inc., Sr. Notes	Ba2	6.875	7/15/11	175		183,750
Sr. Notes	Ba2	7.125	7/15/14	60	(g)	63,600
Iron Mountain, Inc., Sr. Notes	Caa1	8.625	4/1/13	175	(g)	178,500
Nortel Networks Ltd. (Canada), Notes	B3	6.125	2/15/06	135	(c)(g)	135,675
Sanmina-SCI Corp., Sr. Sec’d. Notes	Ba2	10.375	1/15/10	475	(g)	524,875
Sr. Sub. Notes	B1	6.75	3/1/13	300	(j)	283,500
Seagate Technology, Gtd. Notes	Ba2	8.00	5/15/09	500	(g)	536,250
SunGard Data Systems, Inc.,

Schedule of Investments as of May 31, 2005 (Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Sr. Notes	Baa3	3.75%	1/15/09	$250		228,496
Sr. Notes	Baa3	4.875	1/15/14	50		40,750
UGS Corp., Gtd. Notes	B3	10.00	6/1/12	115		126,500
Unisys Corp., Sr. Notes	Ba1	8.125	6/1/06	525	(g)	538,125
Xerox Corp., Sr. Notes	Ba2	6.875	8/15/11	50	(g)	52,875

						3,479,771

Telecommunications 10.6%
Alamosa Holdings, Inc.,
Sr. Notes	Caa1	11.00	7/31/10	150		167,250
Sr. Notes	Caa1	8.50	1/31/12	225		234,563
AT&T Corp.,
Sr. Notes	Ba1	9.05	11/15/11	135		155,081
Sr. Notes	Ba1	9.75	11/15/31	125	(g)	158,750
Centennial Communications Corp., Sr. Notes	B3	8.125	2/1/14	225		232,875
Cincinnati Bell, Inc., Sr. Sub. Notes	B3	8.375	1/15/14	165	(g)	163,350
Citizens Communications Co., Notes	Ba3	9.25	5/15/11	260	(g)	287,950
Sr. Notes	Ba3	6.25	1/15/13	150	(g)	144,750
Crown Castle International Corp., Sr. Notes	B3	9.375	8/1/11	73		80,574
Sr. Notes	B3	10.75	8/1/11	215		228,706
Sr. Notes	B3	7.50	12/1/13	300		339,750
Sr. Notes, Ser. B	B3	7.50	12/1/13	75		84,937
Eircom Funding PLC (Ireland), Sr. Sub. Notes	B1	8.25	8/15/13	175	(c)(g)	183,750
Hawaiian Telcom
Communications, Inc., Sr. Notes	B3	8.914	5/1/13	200	(j)(k)	202,500
Sr. Sub. Notes	Caa1	12.50	5/1/15	75	(j)	78,000
MCI, Inc., Notes	B2	7.688	5/1/09	650	(g)	680,875
Notes	B2	8.735	5/1/14	85		95,200
Nextel Communications, Inc.,
Sr. Notes	Ba3	7.375	8/1/15	225	(g)	243,281
Nextel Partners, Inc., Sr. Notes	Ba3	8.125	7/1/11	375	(g)	407,813
Qwest Services Corp., Notes	Caa1	13.50	12/15/10	1,427	(j)	1,626,780
Rogers Wireless, Inc. (Canada), Sr. Sec’d. Notes	Ba3	9.625	5/1/11	125	(c)(g)	145,312
Sr. Sec’d. Notes	Ba3	7.50	3/15/15	150	(c)	160,125
Sr. Sub. Notes	B2	8.00	12/15/12	200	(c)	212,750
SBA Communications Corp., Sr. Notes	Caa1	8.50	12/1/12	50	(j)	53,000
Triton PCS, Inc., Sr. Notes	Caa1	8.50	6/1/13	95	(g)	85,025
U.S. Unwired, Inc., Sr. Sec’d. Notes	B2	7.26	6/15/10	75	(k)	76,875
UbiquiTel Operating Co., Sr. Notes	Caa1	9.875	3/1/11	250		270,000

						6,799,822

Schedule of Investments as of May 31, 2005 (Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Total corporate bonds (cost $81,807,076)						83,172,079

CONVERTIBLE BONDS 0.3%
Nortel Networks Corp. (Canada), Sr. Notes	B3	4.25%	9/1/08	$135	(c)(g)	123,356
Tyco Int’l. Group S.A. (Luxembourg), Sr. Notes	Baa3	3.125	1/15/23	40	(c)(g)(j)	54,750

Total convertible bonds (cost $158,371)						178,106

SOVEREIGN BONDS 1.6%
Republic of Argentina,
Bonds, F.R.N.	Caa1	3.01	8/3/12	340	(c)(k)	302,770
Bonds, F.R.N.	Caa1	2.332	4/30/13	230	(c)(k)	177,100
Republic of Colombia, Notes	Ba2	10.00	1/23/12	200	(c)	228,700
Republic of Philippines, Bonds	B1	9.375	1/18/17	300	(c)(g)	323,250

Total sovereign bonds (cost $1,007,319)						1,031,820

				Shares
COMMON STOCKS 1.7%
GenTek, Inc.				608	(b)	6,633
IMPSAT Fiber Networks, Inc. (Argentina)				2,330	(b)(c)	12,815
NTL, Inc. (United Kingdom)				700	(b)(c)	44,996
PSF Group Holdings, Inc., Class A (cost $462,534; purchased 3/8/94)				279	(b)(d)(h)(i)	544,518
Telewest Global, Inc. (United Kingdom)				14,911	(b)(c)	311,789
UnitedGlobalCom, Inc., Class A				14,226	(b)	129,457
Walter Industries, Inc.				320		13,568

Total common stocks (cost $1,264,170)						1,063,776

PREFERRED STOCKS 0.6%
McLeodUSA, Inc., Ser. A				1,868	(b)	1,046
Paxson Communications Corp., 14.25%, PIK				60	(b)	393,085

Total preferred stocks (cost $916,955)						394,131

Schedule of Investments as of May 31, 2005 (Unaudited)	THE HIGH YIELD INCOME FUND, INC.

Description	Moody’s Rating	Interest Rate	Maturity Date	Units		Value
WARRANTS(b) 0.2%
GenTek, Inc., Class B, expiring 10/31/08 @ $96 (cost $96; purchased 8/3/99)				710	(h)(i)	2,173
GenTek, Inc., expiring 10/31/10 @ $64 (cost $64; purchased 8/3/99)				347	(h)(i)	867
Intelcom Group, Inc. (Canada), expiring 9/15/05 (cost $0, purchased 8/4/95)				9,900	(c)(h)	1
McLeodUSA, Inc., expiring 4/16/07				4,141		37
Sterling Chemical Holdings, Inc., expiring 8/15/08 (cost $0; purchased 8/16/96)				140	(h)	0
Telus Corp. (Canada), expiring 9/15/15				4,049	(c)	89,199
Viasystems Group, Inc. (Canada), expiring 1/31/10 (cost $219,816; purchased 11/17/97)				10,871	(c)(d)(h)	1
XM Satellite Radio, Inc., expiring 3/03/10 (cost $0; purchased 7/11/00)				150	(h)(j)	2

Total warrants (cost $280,193)						92,280

Total long-term investments (cost $85,504,200)						86,008,543

				Principal Amount (000)
SHORT-TERM INVESTMENTS 2.8% U.S. GOVERNMENT AGENCY SECURITIES
Federal Home Loan Bank, Sr. Disc. Notes (cost $1,808,000)	Aaa	2.98%	6/1/05	$1,808	(f)	1,808,000

Total Investments 137.3% (cost $87,312,200)(l)						87,816,543
Liabilities in excess of other assets (37.3%)						(23,854,236)

Net Assets 100.0%						$63,962,307

F.R.N. – Floating Rate Note.

GBP– Great British Pounds.

M.T.N.– Medium Term Note.

NR–Not rated by Moody’s or Standard & Poor’s.

PIK – Payment in Kind

(a)	Represents issuer in default on interest payment, non-income producing security.

(b)	Non-income producing securities.

(c)	US $ Denominated foreign securities.

(d)	Fair-valued security-value is determined by the Valuation Committee or Board of Directors in consultation with the investment adviser.

(e)	Standard & Poor’s Rating.

(f)	Percentage quoted represents yield-to-maturity as of purchase date.

(g)	All or partial principal amount segregated as collateral for line of credit. Aggregate value of segregated securities - $52,006,338.

(h)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $3,242,779. The aggregate value, $2,785,216 represents 4.35% of net assets.

(i)	Indicates a restricted security; the aggregate cost of the restricted securities is $462,694 the aggregate value, $547,558 represents .86% of net assets.

(j)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(k)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at May 31, 2005.

(l)	The United States Federal income tax basis of the Fund’s investments and the unrealized depreciation as of May 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$ 87,952,236	$ 3,235,501	$ 3,371,194	$ 135,693

The difference between book basis and tax basis is attributable to deferred losses on wash sales and differences in the treatment of premium and market discount amortization for book and tax purposes.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

Notes to Schedule of Investments

Security Valuation: Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at prices provided by principal market makers and pricing agents. Any security for which the primary market is on an exchange is valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Securities issued in private placements are valued at the bid price or the mean between the bid and asked prices, if available, provided by principal market makers. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The Fund may invest up to 20% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law (“restricted securities”).

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) High Yield Income Fund, Inc.

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date July 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date July 25, 2005

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 25, 2005

*	Print the name and title of each signing officer under his or her signature.